SCHEDULE OF STOCK OPTION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Risk-free interest rate		3.00%	3.00%
Expected lives (in years)		2 years	2 years
Expected stock volatility		72.00%	72.00%
Dividend yield
Shares Outstanding, Balance	4,500,664
Weighted Average Exercise Price Outstanding, Balance	$ 0.01
Aggregate Intrinsic Value Outstanding, Balance	$ 427,563
Shares, Granted			4,500,664
Aggregate Intrinsic Value Outstanding, Balance			$ 427,563
Weighted Average Exercise Price, Granted			$ 0.01
Weighted Average Remaining Term Granted			2 years
Shares Outstanding, Balance	4,500,664		4,500,664
Weighted Average Exercise Price Outstanding, Balance	$ 0.01		$ 0.01
Weighted Average Remaining Term Outstanding	1 year 9 months		2 years
Aggregate Intrinsic Value Outstanding, Balance	$ 427,563		$ 427,563
Aggregate Intrinsic Value, Granted			$ 427,563
Shares, Exercised
Weighted Average Exercise Price, Exercised
Shares, Forfeited
Weighted Average Exercise Price, Forfeited
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm1]	2 years